Taxes on Income (Reconciliation of Statutory Tax Expense To Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income before income taxes		$ 12,905	$ 7,282	$ 11,859
Statutory tax rate in Israel		23.00%	23.00%	23.00%
Computed expected tax		$ 2,968	$ 1,675	$ 2,728
Non-deductible operating expenses		395	508	417
Prior years adjustments		(157)	(148)	(21)
Tax effect due to "Preferred Enterprise" status	[1]	(800)	(714)	(1,099)
Statutory rate differential		(86)	105	18
Changes in tax rate		223	181	7
Creation of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past		0	0	(476)
Other		(179)	(50)	49
Income tax expense		$ 2,364	$ 1,557	$ 1,623
Basic		$ 1.544	$ 0.804	$ 1.361
Diluted		1.513	0.800	1.352
Preferred Enterprise - Effect on Net Earnings Per Ordinary Share [Member]
Basic		0.12	0.10	0.15
Diluted		$ 0.11	$ 0.10	$ 0.15

[1]	The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows: